Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 3.0%
BHP Group Ltd.	13,600	$ 492,082
Macquarie Group Ltd.	13,300	1,889,356
Santos Ltd.	332,600	1,820,501
Sonic Healthcare Ltd.	90,200	1,281,632
Whitehaven Coal Ltd.	166,800	1,076,267
		6,559,838
Belgium - 2.3%
Anheuser-Busch InBev SA	31,000	2,144,768
KBC Group NV	22,600	2,766,058
		4,910,826
Canada - 1.2%
Canadian National Railway Co.	11,800	1,214,524
CCL Industries, Inc., Class B	21,500	1,347,092
		2,561,616
Denmark - 0.6%
Novo Nordisk AS, Class B	19,800	724,571
Rockwool AS, B Shares	22,900	636,041
		1,360,612
France - 13.4%
Accor SA	46,100	2,211,102
Amundi SA (A)	21,600	1,856,256
Capgemini SE	19,498	2,300,734
Cie de Saint-Gobain SA	21,800	1,804,918
Credit Agricole SA	94,900	1,771,246
Edenred SE	73,600	1,466,032
FDJ UNITED	18,300	538,549
Nexans SA	6,500	884,252
Rexel SA	22,700	899,510
Sanofi SA	24,968	2,411,154
Societe Generale SA	68,700	5,016,261
Sodexo SA (B)	19,700	1,011,241
TotalEnergies SE	26,400	2,422,836
Veolia Environnement SA	119,356	4,545,793
		29,139,884
Germany - 10.9%
Allianz SE	5,041	2,128,907
BASF SE	21,900	1,348,829
CTS Eventim AG & Co. KGaA	17,500	1,024,987
Deutsche Boerse AG	8,800	2,577,919
Deutsche Post AG	30,400	1,602,290
Heidelberg Materials AG	10,000	2,110,365
Infineon Technologies AG	62,285	2,825,629
Merck KGaA	16,600	2,109,092
SAP SE	17,600	3,000,494
Siemens AG	13,807	3,363,856
Zalando SE (A)(C)	68,500	1,673,506
		23,765,874
Hong Kong - 2.4%
CK Asset Holdings Ltd.	311,000	1,779,477
CK Hutchison Holdings Ltd.	372,500	2,859,317
SITC International Holdings Co. Ltd.	141,700	620,437
		5,259,231
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.6%
AerCap Holdings NV	22,390	$ 3,071,460
AIB Group PLC	346,300	3,696,791
DCC PLC	33,908	2,100,163
Ryanair Holdings PLC	40,200	1,131,705
Smurfit WestRock PLC	53,221	2,120,857
		12,120,976
Israel - 0.9%
Check Point Software Technologies Ltd. (C)	14,000	1,999,900
Japan - 19.2%
Canon, Inc.	41,600	1,154,289
Dai Nippon Printing Co. Ltd.	66,200	1,206,163
Daikin Industries Ltd.	9,500	1,139,495
FANUC Corp.	47,100	1,641,761
Fujitsu Ltd.	116,600	2,384,547
Hitachi Ltd.	140,700	4,127,503
Komatsu Ltd.	38,900	1,549,020
Kyocera Corp.	125,700	1,927,426
Nintendo Co. Ltd.	15,100	861,993
Nomura Holdings, Inc.	173,600	1,366,932
Olympus Corp.	123,900	1,180,436
ORIX Corp.	139,800	4,148,053
Panasonic Holdings Corp.	158,100	2,651,551
Rakuten Group, Inc. (C)	253,500	1,184,997
Renesas Electronics Corp.	114,300	1,634,173
SBI Holdings, Inc. (B)	133,900	2,479,338
Seven & i Holdings Co. Ltd.	202,500	2,723,552
Sony Group Corp.	185,900	3,874,661
Sumitomo Mitsui Financial Group, Inc.	140,700	4,626,260
		41,862,150
Luxembourg - 1.6%
ArcelorMittal SA	5,900	305,983
Eurofins Scientific SE	28,300	2,065,022
Tenaris SA	37,600	1,099,135
		3,470,140
Netherlands - 5.5%
ASML Holding NV	4,055	5,392,160
EXOR NV	6,600	505,215
ING Groep NV, Series N	96,300	2,499,627
Koninklijke Philips NV	53,520	1,463,892
Prosus NV	43,100	1,995,338
		11,856,232
Norway - 3.1%
Aker BP ASA	62,338	2,304,569
DNB Bank ASA	142,200	4,449,244
		6,753,813
Republic of Korea - 2.4%
Samsung Electronics Co. Ltd.	44,500	5,204,778
Singapore - 1.5%
DBS Group Holdings Ltd.	74,470	3,313,924
Spain - 0.5%
Cellnex Telecom SA (A)(C)	31,400	1,009,659
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.4%
Boliden AB (C)	19,800	$ 1,037,952
Essity AB, Class B (B)	62,600	1,613,378
Skandinaviska Enskilda Banken AB, Class A (B)	143,600	2,653,570
		5,304,900
Switzerland - 7.7%
Cie Financiere Richemont SA, Class A	11,500	2,030,509
Glencore PLC (C)	351,700	2,663,731
Julius Baer Group Ltd.	22,000	1,618,188
Nestle SA	34,476	3,381,785
Novartis AG	13,680	2,099,802
Roche Holding AG	12,632	5,041,316
		16,835,331
United Kingdom - 13.4%
Aviva PLC	189,665	1,522,135
Barratt Redrow PLC	184,900	643,099
Beazley PLC	32,400	547,443
BP PLC	353,300	2,765,210
Bunzl PLC	28,200	848,973
GSK PLC	79,780	2,197,578
Inchcape PLC	81,487	808,922
Informa PLC	75,704	760,350
Kingfisher PLC	220,600	838,795
Legal & General Group PLC	501,800	1,649,081
Lloyds Banking Group PLC	3,439,800	4,263,406
Pearson PLC	114,200	1,505,598
Persimmon PLC	53,500	763,734
Reckitt Benckiser Group PLC	26,172	1,759,814
Shell PLC	59,600	2,760,377
Smith & Nephew PLC	59,500	942,718
Tesco PLC	349,574	2,197,082
Unilever PLC	27,960	1,534,987
Wise PLC, Class A (C)	73,100	880,284
		29,189,586
	Shares	Value
COMMON STOCKS (continued)
United States - 0.6%
Linde PLC	2,400	$ 1,189,824
Total Common Stocks (Cost $173,694,887)		213,669,094
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA,
3.06% (D)	18,200	1,405,934
Total Preferred Stock (Cost $1,452,843)		1,405,934
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (D)	2,473,120	2,473,120
Total Other Investment Company (Cost $2,473,120)		2,473,120

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.35% (D), dated 03/31/2026, to be repurchased at $1,669,783 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $1,703,150.	$ 1,669,720	1,669,720
Total Repurchase Agreement (Cost $1,669,720)		1,669,720
Total Investments (Cost $179,290,570)		219,217,868
Net Other Assets (Liabilities) - (0.8)%		(1,643,515)
Net Assets - 100.0%		$ 217,574,353
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.0%	$35,056,387
Oil, Gas & Consumable Fuels	7.0	15,249,923
Pharmaceuticals	6.6	14,583,513
Capital Markets	5.4	11,787,989
Industrial Conglomerates	4.7	10,350,676
Semiconductors & Semiconductor Equipment	4.5	9,851,962
Household Durables	3.6	7,933,045
Financial Services	3.2	6,999,584
Technology Hardware, Storage & Peripherals	2.9	6,359,067
Insurance	2.7	5,847,566
Software	2.3	5,000,394
Consumer Staples Distribution & Retail	2.2	4,920,634
Trading Companies & Distributors	2.2	4,819,943
Household Products	2.2	4,779,126
IT Services	2.1	4,685,281
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Multi-Utilities	2.1%	$4,545,793
Metals & Mining	2.1	4,499,748
Hotels, Restaurants & Leisure	1.7	3,760,892
Health Care Equipment & Supplies	1.6	3,587,046
Building Products	1.6	3,580,454
Containers & Packaging	1.6	3,467,949
Food Products	1.5	3,381,785
Machinery	1.5	3,190,781
Broadline Retail	1.4	3,180,335
Chemicals	1.2	2,538,653
Specialty Retail	1.1	2,512,301
Beverages	1.0	2,144,768
Construction Materials	1.0	2,110,365
Life Sciences Tools & Services	0.9	2,065,022
Textiles, Apparel & Luxury Goods	0.9	2,030,509
Electronic Equipment, Instruments & Components	0.9	1,927,426
Entertainment	0.9	1,886,980
Real Estate Management & Development	0.8	1,779,477
Air Freight & Logistics	0.7	1,602,290
Personal Care Products	0.7	1,534,987
Diversified Consumer Services	0.7	1,505,598
Health Care Providers & Services	0.6	1,281,632
Ground Transportation	0.6	1,214,524
Commercial Services & Supplies	0.5	1,206,163
Passenger Airlines	0.5	1,131,705
Energy Equipment & Services	0.5	1,099,135
Diversified Telecommunication Services	0.5	1,009,659
Electrical Equipment	0.4	884,252
Distributors	0.4	808,922
Media	0.3	760,350
Marine Transportation	0.3	620,437
Investments	98.1	215,075,028
Short-Term Investments	1.9	4,142,840
Total Investments	100.0%	$ 219,217,868
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,943,657	$202,725,437	$—	$213,669,094
Preferred Stock	—	1,405,934	—	1,405,934
Other Investment Company	2,473,120	—	—	2,473,120
Repurchase Agreement	—	1,669,720	—	1,669,720
Total Investments	$13,416,777	$205,801,091	$—	$219,217,868
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $4,539,421, representing 2.1% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,619,962, collateralized by cash collateral of $2,473,120 and non-cash collateral, such as U.S. government securities of $3,433,587. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at March 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica TSW International Equity VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust